Share-Based Compensation (Tables)	12 Months Ended
Aug. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of assumptions used in determining fair value of share options
Assumptions	2018	2019
Expected dividend yield	0%	0%
Risk-free interest rate	1.84%-2.35%	2.75%-2.85%
Expected volatility	42%-51%	50%-51%
Expected life	2 or 10 years	8.90 or 9.29 years
Exercise multiples	2.20-2.80 times	2.20-2.80 times
Fair value of underlying ordinary shares (US$/share)	9.29-12.25	6.28-6.83

Schedule of share option movements
	Number of share options	Weighted average exercise price	Weighted average remaining contractual years	Weighted average fair value at grant date	Aggregate intrinsic value
		US$		US$	US$
As of August 31, 2019	3,073,314	8.74	8.33	7.98	(1,407,301)
Granted	—	—	—
Forfeited/Cancelled	(2,232,547)	8.74	7.29
Outstanding as of August 31, 2020	840,767	8.74	7.29	10.73	(823,950)
Vested and exercisable as of August 31, 2020	471,200	8.74	7.29	10.13	(461,776)
Granted	—	—	—
Forfeited/Cancelled	(81,242)	8.74	6.29
Outstanding as of August 31, 2021	759,525	8.74	6.29	10.74	(4,086,239)
Vested and exercisable as of August 31, 2021	635,795	8.74	6.29	10.55	(3,420,579)
Granted	—	—	—
Forfeited/Cancelled	(74,951)	8.74	6.29
Outstanding as of August 31, 2022	684,574	8.74	5.29	10.92	(3,778,848)
Vested and exercisable as of August 31, 2022	649,428	8.74	5.29	10.83	(3,584,843)